Intangible Assets, Net of Accumulated Amortization - Amortization Expense (Details) - HZO, Inc. and Subsidiaries - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Future amortization expense
Remainder of 2026	$ 311,687	$ 415,583
2027	415,583	415,583
2028	346,319	346,319
Acquired patents, Net	$ 1,073,589	$ 1,177,485	$ 1,593,067